Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Feb. 18, 2022
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock - Class S Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock - Class D Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock - Class I Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	10,000
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000
Common Stock - Class F-S Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock - Class F-D Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock - Class F-I Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock - Class E Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0